RELATED PARTY TRANSACTIONS - SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - Golar and Affiliates - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Related Party Transaction
Management and administrative services fees	$ (2,151)	$ (2,311)	$ (4,109)	$ (4,747)
Distributions with Golar, net	5,349	(5,246)	638	(11,409)
Ship management fees
Related Party Transaction
Ship management fees	(1,316)	(1,115)	(2,632)	(2,230)
Interest Income On Short-Term Credit Facility
Related Party Transaction
Ship management fees	$ (81)	$ 0	$ (285)	$ 0